Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)
Cash balances	$ 875,987		$ 84,306
Cash equivalents	1,500,000
Impairment loss on goodwill	127,717
Deferred revenue	63,246		79,182
Deferred revenue recognized	$ 69,899
Percentage of value added tax	3.00%	3.00%
Research and development expenses	$ 737,329		828,367
Selling and marketing costs	389,750		$ 171,016
Foreign currency translation			The consolidated balance sheet amounts, with the exception of equity, at December 31, 2019 and 2018 were translated at RMB 6.9762 to $1.00 and at RMB 6.8632 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and cash flows for the years ended December 31, 2019 and 2018 were RMB 6.8985 and RMB 6.6174 to $1.00, respectively.
Initial public offering	$ 725,000
RMB [Member]
Initial public offering | ¥		¥ 5,000,000